Share-based Payments - Summary of Stock Options Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Share Based Payments [Line Items]
Number of options	12,153,772	12,243,526	14,646,720	10,976,480
Weighted average remaining contractual life (years)	2 years 10 months 24 days	2 years 10 months 24 days	3 years 3 months 18 days
1.65 to 45.00
Disclosure Of Share Based Payments [Line Items]
Number of options	2,130,161	4,753,052	9,039,248
Weighted average remaining contractual life (years)	10 months 24 days	1 year 9 months 18 days	2 years 8 months 12 days
45.01 to 90.00
Disclosure Of Share Based Payments [Line Items]
Number of options	2,482,270	3,337,414	4,736,432
Weighted average remaining contractual life (years)	2 years 2 months 12 days	3 years 2 months 12 days	4 years 2 months 12 days
90.01 to 135.00
Disclosure Of Share Based Payments [Line Items]
Number of options	2,946,838	2,695,890	871,040
Weighted average remaining contractual life (years)	3 years 4 months 24 days	3 years 10 months 24 days	4 years 2 months 12 days
135.01 to 180.00
Disclosure Of Share Based Payments [Line Items]
Number of options	3,318,423	749,360
Weighted average remaining contractual life (years)	4 years 1 month 6 days	4 years 3 months 18 days	0 years
180.01 to 233.42
Disclosure Of Share Based Payments [Line Items]
Number of options	1,276,080	707,810
Weighted average remaining contractual life (years)	3 years 8 months 12 days	4 years 2 months 12 days	0 years